                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2004


Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mendon Capital Advisors Corp.
   Address:      150 Allens Creek Road
                 Rochester, NY 14618

Form 13F File Number: 028-10662

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Anton Schutz
Title:   President
Phone:   585-770-1770

Signature, Place, and Date of Signing:

        /s/ Anton Schutz               Rochester, NY      April 30, 2004
   -------------------------------    -----------------   --------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  102

Form 13F Information Table Value Total:  $413,709 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                     MENDON CAPITAL ADVISORS CORP.
              FORM 13F INFORMATION TABLE - MARCH 31, 2004



      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------

ASB Holding Compnay             com        00210H108     1717   100700    SH         Sole                    100700
Abington Bancorp                com        00350P100     7466   165110    SH         Sole                    165110
Ace Ltd Apr 40                  com        G0070K103      427    10000    Put        Sole                     10000
AIG Apr 65                      com        026874107      714    10000    Put        Sole                     10000
Alliance Financial              com        019205103     1727    52500    SH         Sole                     52500
Alpena Bancshares               com        020584108      120     5000    SH         Sole                      5000
American Exp Apr 50             com        025816109      104     2000    Put        Sole                      2000
Ameritrade                      com        03074K100    13321   865000    SH         Sole                    865000
Amsouth Apr 25                  com        032165102      235    10000    Put        Sole                     10000
Astoria Financial               com        046265104     8443   222000    SH         Sole                    222000
Atlantic Liberty                com        048668107      774    40000    SH         Sole                     40000
Bank of Rhode Island            com        059690107     3985   119000    SH         Sole                    119000
Bank Mutual                     com        063750103     2104   188000    SH         Sole                    188000
Bank of NY                      com        064057102     8159   259000    SH         Sole                    259000
Bank United Finl                com        06652B103     3416   115000    SH         Sole                    115000
Bear Stearns                    com        073902108     6138    70000    SH         Sole                     70000
Boston Fed                      com        101178101     1029    30000    SH         Sole                     30000
Bridge Street Financial         com        10805U109     3155   207400    SH         Sole                    207400
Capital Bank Raleigh            com        139793103      473    28000    SH         Sole                     28000
Capital Federal Finl            com        14057C106     3590   100000    SH         Sole                    100000
Cardinal Finl Corp              com        14149F109     2688   280000    SH         Sole                    280000
Central Bancorp                 com        152418109     4732   126100    SH         Sole                    126100
Charter One Finl                com        160903100     1945    55000    SH         Sole                     55000
Charter Finl Corp               com        16122M100     6968   177000    SH         Sole                    177000
Chester Valley Bancorp          com        166335109      115     5250    SH         Sole                      5250
Citigroup                       com        172967101    10779   208500    SH         Sole                    208500
Citizens South                  com        176682102     6709   488400    SH         Sole                    488400



      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------

City Natl Corp                  com        178566105     3594    60000    SH         Sole                     60000
Comerica                        com        200340107     5975   110000    SH         Sole                    110000
Connecticut Bank                com        207546102     3230   170000    SH         Sole                    170000
Conseco                         com        208464883     3358   145000    SH         Sole                    145000
Countrywide Finl                com        222372104    16784   175016    SH         Sole                    175016
Dime Community                  com        253922108     7072   347500    SH         Sole                    347500
Dime Bancorp Wts                com        2549Q110         4    20000    SH         Sole                     20000
E Trade                         com        269246104     7076   530000    SH         Sole                    530000
E Speed                         com        296643109     4827   230300    SH         Sole                    230300
Federated Investors             com        314211103      629    20000    SH         Sole                     20000
Fieldstone Investment           com        31659U102     8903   462500    SH         Sole                    462500
First Commonwealth              com        319829107      739    50000    SH         Sole                     50000
First Kansas Finl               com        320651102      570    30000    SH         Sole                     30000
First Place Finl                com        33610T109     1373    75700    SH         Sole                     75700
Flag Financial                  com        33832H107      963    75100    SH         Sole                     75100
Fleet Financial                 com        339030108     7633   170000    SH         Sole                    170000
Friedman Billings               com        358434108     4049   150000    SH         Sole                    150000
Goldman Sachs                   com        38141G104     2609    25000    SH         Sole                     25000
Greenpoint                      com        395384100    15299   350000    SH         Sole                    350000
Hartford Finl                   com        416515104     3822    60000    SH         Sole                     60000
Hudson City Bancorp             com        443683107     7525   199000    SH         Sole                    199000
Hudson United                   com        444165104     2283    60000    SH         Sole                     60000
Interchange Finl Services       com        458447109     1531    63000    SH         Sole                     63000
JPM Apr 40                      com        46625H100      420    10000    Put        Sole                     10000
Keycorp                         com        493267108     1060    35000    SH         Sole                     35000
KNBT Bancorp                    com        482921103     2608   147500    SH         Sole                    147500
Lehman Brothers                 com        524908100     5387    65000    SH         Sole                     65000
Luminent                        com        550278303      414    29000    SH         Sole                     29000
MAF bancorp                     com        55261R108     5433   125000    SH         Sole                    125000
MBNA Corp                       com        55262L100     3730   135000    SH         Sole                    135000
MBT Finl                        com        578877102      927    53837    SH         Sole                     53837
Mellon Bank                     com        58551A108     6023   192500    SH         Sole                    192500
Mercantile Bank                 com        587405101     2148    50000    SH         Sole                     50000
Merrill Lynch                   com        590188108     7594   127500    SH         Sole                    127500
Morgan Stanley                  com        617446448     8022   140000    SH         Sole                    140000
National Comm Bancorp           com        63545P104     5221   182500    SH         Sole                    182500
Nationwide Finl Serv            com        638312101     3425    95000    SH         Sole                     95000
New York Community              com        649445103    12502   364688    SH         Sole                    364688



      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------

Northwest Bancorp               com        667328108     1613    63091    SH         Sole                     63091
PMI Group                       com        69344M101     5473   146500    SH         Sole                    146500
PNC Financial                   com        693475105     2771    50000    SH         Sole                     50000
Paychex                         com        704326107     4343   122000    SH         Sole                    122000
Peoples Bank Bridgeport         com        710198102     8903   191500    SH         Sole                    191500
Piper Jaffray                   com        724078100     3249    60000    SH         Sole                     60000
Provident Bancorp               com        74383A109     2394   202000    SH         Sole                    202000
Provident Finl Hldgs            com        743868101     3849   150000    SH         Sole                    150000
Provident Finl Svcs             com        74386T105      935    50000    SH         Sole                     50000
Provident Bancshares            com        743859100     1569    50000    SH         Sole                     50000
Providian                       com        74406A102    11685   892000    SH         Sole                    892000
Radian                          com        750236101     5006   117500    SH         Sole                    117500
Red Oak Bank                    com        756856100      245    26249    SH         Sole                     26249
Schwab Apr 10                   com        808593105      290    25000    Put        Sole                     25000
Service Bancorp                 com        81756X103      369    11700    SH         Sole                     11700
Sound Federal                   com        83607V104     3891   264700    SH         Sole                    264700
Southern Financial              com        842870107      638    14300    SH         Sole                     14300
Southwest Bancorp               com        84476R109      435    25000    SH         Sole                     25000
Sovereign Bancorp               com        845905108    13673   638357    SH         Sole                    638357
Sterling Bancorp                com        859158107     1895    65000    SH         Sole                     65000
Suntrust Banks                  com        867914103     7668   110000    SH         Sole                    110000
Synergy Financial               com        87162V102     4190   407240    SH         Sole                    407240
Texas Capital Bankshares        com        88224Q107     1963   121000    SH         Sole                    121000
USB Holding                     com        902910108     8797   358487    SH         Sole                    358487
US Bancorp                      com        902973304     8295   300000    SH         Sole                    300000
Union Planters                  com        908068109     2687    90000    SH         Sole                     90000
WSFS Financial                  com        929328102     3813    76000    SH         Sole                     76000
Wachovia Apr 45                 com        929903102      470    10000    Put        Sole                     10000
Washington Mutual               com        939322103     1281    30000    SH         Sole                     30000
Waypoint Finl                   com        946756103     6552   244300    SH         Sole                    244300
Webster Finl                    com        947890109     7607   150000    SH         Sole                    150000
Wells Fargo Apr 55              com        949746101     1133    20000    Put        Sole                     20000
West Coast Bancorp              com        952145100     1968    86500    SH         Sole                     86500
Westfield Finl                  com        96008D101     2954   120000    SH         Sole                    120000
Willis Group                    com        G96655108     2418    65000    SH         Sole                     65000
Willow Grove                    com        97111W101     1507    84100    SH         Sole                     84100
Wilshire Finl                   com        971867205     1394   141500    SH         Sole                    141500


                                                                413709